Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 30,815	$ 9,562
Payments made during the year	(19,834)	(7,681)
Additions in the year	8,168	30,716
Fair value gain		(1,782)
Fair value loss	9,075
Foreign exchange	(1,078)
Ending balance	27,146	$ 30,815
Current portion of contingent and deferred consideration payable	18,171
Non-current portion of contingent and deferred consideration payable	$ 8,975